CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Revenues	€ 4,436	€ 7,121	€ 15,051	€ 17,435
Cost of sales	(3,571)	(4,810)	(10,747)	(11,141)
Gross profit	865	2,311	4,304	6,294
Selling expenses	(1,687)	(1,990)	(5,125)	(5,384)
Administrative expenses	(1,567)	(1,494)	(4,591)	(4,118)
Research and development expenses	(1,888)	(1,660)	(5,295)	(4,771)
Other operating expenses	(36)	(195)	(422)	(612)
Other operating income	787	267	1,468	1,036
Operating loss	(3,526)	(2,761)	(9,661)	(7,555)
Finance expense	(417)	(1,086)	(1,020)	(962)
Finance income	47	44	126	60
Financial result	(370)	(1,042)	(894)	(902)
Loss before income taxes	(3,896)	(3,803)	(10,555)	(8,457)
Income taxes	(18)	6	(62)	(7)
Net loss	(3,914)	(3,797)	(10,617)	(8,464)
Debt investment at FVOCI - net change in fair value	48	18	188	(1)
Foreign currency translation differences	(209)	(36)	(193)	(108)
Other comprehensive income	(161)	(18)	(5)	(109)
Total comprehensive loss	(4,075)	(3,815)	(10,622)	(8,573)
Loss attributable to:
Owners of the Company	(3,847)	(3,787)	(10,451)	(8,439)
Non-controlling interests	(67)	(10)	(166)	(25)
Net loss	(3,914)	(3,797)	(10,617)	(8,464)
Total comprehensive loss attributable to:
Owners of the Company	(4,008)	(3,805)	(10,456)	(8,548)
Non-controlling interests	(67)	(10)	(166)	(25)
Total comprehensive loss	€ (4,075)	€ (3,815)	€ (10,622)	€ (8,573)
Weighted average number of ordinary shares outstanding (in shares)	4,836,000	3,720,000	4,836,000	3,720,000
Loss per share - basic/ diluted (in EUR per share)	€ (0.80)	€ (1.02)	€ (2.16)	€ (2.27)